Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Changes in Funded Status of Company’s Pension and SERP Plans (USD $) In Thousands, unless otherwise specified	9 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2013	Oct. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Change in Fair Value of Plan Assets:
Plan assets	$ 215,113		$ 182,279
Due to Assumption Change [Member] | Domestic Pension Plan of Foreign Entity, Defined Benefit [Member]
Change in Projected Benefit Obligation:
Actuarial (gain)/ loss	(2,845)	(7,124)	15,436	9,440
Due to Assumption Change [Member] | Foreign Pension Plan, Defined Benefit [Member]
Change in Projected Benefit Obligation:
Actuarial (gain)/ loss	(999)	1,570	3,871	4,196
Due to Plan Experience [Member] | Domestic Pension Plan of Foreign Entity, Defined Benefit [Member]
Change in Projected Benefit Obligation:
Actuarial (gain)/ loss	10	(647)	1,492	2,582
Due to Plan Experience [Member] | Foreign Pension Plan, Defined Benefit [Member]
Change in Projected Benefit Obligation:
Actuarial (gain)/ loss	(183)	(3,170)	530	(129)
Domestic Pension Plan of Foreign Entity, Defined Benefit [Member]
Change in Projected Benefit Obligation:
Beginning of period balance		144,354	121,459	103,749
Acquisitions	142,038
Service cost	698	3,595	3,647	2,982
Interest cost	1,179	5,216	6,096	5,806
Plan curtailment	(3,028)
Benefits and expenses paid	(694)	(3,356)	(3,776)	(3,544)
Amendments				444
End of period balance	137,358	142,038	144,354	121,459
Change in Fair Value of Plan Assets:
Plan assets		102,640	90,988	85,909
Funded status of plan	(10,383)	(18,766)	(41,714)	(30,471)
Acquisitions	123,272
Actual return on plan assets, net of expenses	4,397	21,738	9,428	2,623
Employer contributions		2,250	6,000	6,000
Benefits paid	(694)	(3,356)	(3,776)	(3,544)
Plan assets	126,975	123,272	102,640	90,988
Foreign Pension Plan, Defined Benefit [Member]
Change in Projected Benefit Obligation:
Beginning of period balance		74,996	67,609	63,323
Acquisitions	72,860
Service cost	130	560	678	654
Interest cost	495	2,453	3,096	3,262
Plan curtailment	226
Benefits and expenses paid	(869)	(2,686)	(3,570)	(3,124)
Settlement	(558)		(347)
Translation adjustment	1,994	(863)	3,129	(573)
End of period balance	73,096	72,860	74,996	67,609
Change in Fair Value of Plan Assets:
Plan assets		79,639	68,094	65,209
Funded status of plan	15,042	13,921	4,643	485
Acquisitions	86,781
Actual return on plan assets, net of expenses	(2,317)	7,368	6,668	709
Employer contributions	2,478	2,729	5,086	5,260
Benefits paid	(869)	(2,259)	(3,152)	(2,688)
Settlement	(558)		(347)
Translation adjustment	2,623	(696)	3,290	(396)
Plan assets	$ 88,138	$ 86,781	$ 79,639	$ 68,094